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                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT UL

                                    METFLEX

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                       SUPPLEMENT DATED AUGUST 19, 2013
                                    TO THE
                        PROSPECTUS DATED APRIL 29, 2013

This supplement updates certain information in the prospectus dated April 29, 2013 for the MetFlex flexible premium variable life insurance policy. You should read and retain this supplement.

Due to a fund merger effective August 19, 2013, the MFS(R) High Yield Portfolio of the MFS(R) Variable Insurance Trust II has replaced the MFS(R) High Income Series of the MFS(R) Variable Insurance Trust as an investment option under the Policy. The fees and expenses of the MFS(R) High Yield Portfolio for the year ended December 31, 2012 are as follows:

                                                  DISTRIBUTION          ACQUIRED   TOTAL                  NET TOTAL
                                                     AND/OR               FUND    ANNUAL     FEE WAIVER    ANNUAL
                                       MANAGEMENT SERVICE(12B-  OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
FUND                                      FEE       1) FEES    EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
----                                   ---------- ------------ -------- -------- --------- -------------- ---------
MFS(R) VARIABLE INSURANCE TRUST II --
  SERVICE CLASS
   MFS(R) High Yield Portfolio            0.70%       0.25%      0.11%     --      1.06%        0.06%       1.00%

The investment objective and investment adviser of the MFS(R) High Yield Portfolio are as follows:

FUND                                             INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
----                                   ------------------------------------------ ---------------------------------
MFS(R) VARIABLE INSURANCE TRUST II --
  SERVICE CLASS
   MFS(R) High Yield Portfolio         Seeks total return with an emphasis on     Massachusetts Financial Services
                                       high current income, but also considering  Company
                                       capital appreciation.